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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            Form 13F
                       Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended: 6/30/2003
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:
 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
 Person Signing this Report on Behalf of Reporting Manager:
 Name:     RICHARD P. CIOLINO
          ---------------------------------------------
 Title:    TRUST INVESTMENT OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ Richard P. Ciolino   Gloucester, MA                7/28/2003
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]
 Report Type (Check only one.):
 [X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
 [ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this
     report and a portion are reported by other reporting
     manager(s).)
 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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Schedule 13F Worksheet                                           As of 6/30/2003

Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units.
Asset Types listed include 010, 020, 030, 035, 080.
Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".

                                                                     Market         Units    Investment       Voting Authority
                                                                     Value                     Powers      Full     Partial  None
                                                                --------------               ----------   -------   -------  -----
AOL TIME WARNER INC                  Common Stock    00184A105     $168,188.80      10,453      FULL       10,453         0      0
ABBOTT LABS                          Common Stock    002824100   $1,014,269.28      23,178      FULL       23,178         0      0
ABBOTT LABS                          Common Stock    002824100     $216,086.88       4,938     PARTIAL      3,338         0  1,600
AMERICAN INTL GROUP INC              Common Stock    026874107     $788,025.60      14,281      FULL       14,281         0      0
AUTOMATIC DATA PROCESSING INCOM      Common Stock    053015103     $312,358.50       9,225      FULL        9,225         0      0
BP P.L.C.                            Foreign Stock   055622104     $335,571.72       7,986      FULL        7,986         0      0
BANK OF AMERICA CORPORATION COM      Common Stock    060505104     $555,264.79       7,026      FULL        7,026         0      0
BANK NEW YORK INC                    Common Stock    064057102     $207,000.00       7,200      FULL        7,200         0      0
BELLSOUTH CORP                       Common Stock    079860102     $440,699.87      16,549      FULL       16,549         0      0
CARDINAL HEALTH INC                  Common Stock    14149Y108     $364,902.50       5,675      FULL        5,675         0      0
CHEVRONTEXACO CORP                   Common Stock    166764100     $298,041.60       4,128      FULL        4,128         0      0
CISCO SYS INC                        Common Stock    17275R102     $558,838.37      33,284      FULL       33,284         0      0
CITIGROUP INC                        Common Stock    172967101     $586,830.79      13,711      FULL       13,711         0      0
COCA COLA CO                         Common Stock    191216100     $414,580.54       8,933      FULL        8,933         0      0
DELL INC                             Common Stock    24702R101     $596,363.20      18,730      FULL       18,730         0      0
DOMINION RES INC VA NEW              Common Stock    25746U109     $269,612.65       4,195      FULL        4,195         0      0
EMERSON ELEC CO                      Common Stock    291011104     $266,486.50       5,215      FULL        5,215         0      0
EXXON MOBIL CORP                     Common Stock    30231G102   $3,322,130.43      92,513      FULL       92,513         0      0
EXXON MOBIL CORP                     Common Stock    30231G102     $592,084.08      16,488     PARTIAL     16,488         0      0
FPL GROUP INC                        Common Stock    302571104     $346,617.25       5,185      FULL        5,185         0      0
FEDERAL NATL MTG ASSN                Common Stock    313586109     $478,284.48       7,092      FULL        7,092         0      0
FIFTH THIRD BANCORP                  Common Stock    316773100   $1,584,504.90      27,595      FULL       27,595         0      0
GENERAL ELEC CO                      Common Stock    369604103   $3,624,406.32     126,374      FULL      126,374         0      0
GENERAL ELEC CO                      Common Stock    369604103   $1,093,912.56      38,142     PARTIAL     35,617         0  2,525
GENERAL MLS INC                      Common Stock    370334104     $335,236.11       7,071      FULL        7,071         0      0
HOME DEPOT INC                       Common Stock    437076102     $496,005.12      14,976      FULL       14,976         0      0
ILLINOIS TOOL WKS INC                Common Stock    452308109     $205,847.10       3,126      FULL        3,126         0      0
INTEL CORP                           Common Stock    458140100     $473,032.11      22,731      FULL       22,731         0      0
INTERNATIONAL BUSINESS MACHSCOM      Common Stock    459200101     $467,610.00       5,668      FULL        5,668         0      0
J P MORGAN CHASE & CO                Common Stock    46625H100     $280,310.18       8,201      FULL        8,201         0      0
JOHNSON & JOHNSON                    Common Stock    478160104     $972,735.50      18,815      FULL       18,815         0      0
KIMBERLY CLARK CORP                  Common Stock    494368103     $350,641.50       6,725      FULL        6,725         0      0
LILLY ELI & CO                       Common Stock    532457108     $202,633.87       2,938      FULL        2,938         0      0
MAGELLAN HEALTH SERVICES INC         Common Stock    559079108       $1,575.00      35,000      FULL       35,000         0      0


MARSH & MCLENNAN COS INC             Common Stock    571748102     $446,862.50       8,750      FULL        8,750         0      0
MAY DEPT STORES CO                   Common Stock    577778103     $420,179.76      18,876      FULL       18,876         0      0
MEDTRONIC INC                        Common Stock    585055106     $229,776.30       4,790      FULL        4,790         0      0
MERCK & CO INC                       Common Stock    589331107     $825,357.05      13,631      FULL       13,631         0      0
MICROSOFT CORP                       Common Stock    594918104     $627,821.04      24,486      FULL       24,486         0      0
MORGAN STANLEY                       Common Stock    617446448     $426,431.25       9,975      FULL        9,975         0      0
NOKIA CORP                           Foreign Stock   654902204     $273,148.75      16,625      FULL       16,625         0      0
PEPSICO INC                          Common Stock    713448108     $731,224.00      16,432      FULL       16,432         0      0
PFIZER INC                           Common Stock    717081103   $1,883,543.25      55,155      FULL       55,155         0      0
PFIZER INC                           Common Stock    717081103     $206,266.00       6,040     PARTIAL      6,040         0      0
PROCTER & GAMBLE CO                  Common Stock    742718109     $796,377.40       8,930      FULL        8,930         0      0
SBC COMMUNICATIONS INC               Common Stock    78387G103     $645,265.25      25,255      FULL       25,255         0      0
SUNLIFE FINANCIAL OF CANADA          Common Stock    866796105     $301,331.16      14,508      FULL       14,508         0      0
SUDBAY CHRYSLER TRUST                Common Stock    87507U991     $421,501.99         700      FULL          700         0      0
3M CO                                Common Stock    88579Y101     $340,507.20       2,640      FULL        2,640         0      0
TRI CONTL CORP                       Common Stock    895436103     $175,512.50      11,875     PARTIAL     11,875         0      0
UNITED TECHNOLOGIES CORP             Common Stock    913017109     $283,320.00       4,000      FULL        4,000         0      0
VERIZON COMMUNICATIONS               Common Stock    92343V104   $1,266,834.77      32,112      FULL       32,112         0      0
WACHOVIA CORP 2ND NEW                Common Stock    929903102   $1,206,032.76      30,181      FULL       30,181         0      0
WACHOVIA ""DEPS"" PFD"               Preferred Stock 929903201         $449.22      29,948      FULL       29,948         0      0
WAL MART STORES INC                  Common Stock    931142103     $694,382.47      12,938      FULL       12,938         0      0
WELLS FARGO & CO NEW                 Common Stock    949746101     $467,964.00       9,285      FULL        9,285         0      0
WYETH                                Common Stock    983024100   $1,123,809.60      24,672      FULL       24,672         0      0

                                     Grand Total                $36,014,586.32   1,015,151